Cover	Nov. 16, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2023
Entity File Number	001-09553
Entity Registrant Name	Paramount Global
Entity Central Index Key	0000813828
Entity Tax Identification Number	04-2949533
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A Common Stock, $0.001 par value
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	PARAA
Security Exchange Name	NASDAQ
Class B Common Stock, $0.001 par value
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	PARA
Security Exchange Name	NASDAQ
5.75% Series A Mandatory Convertible Preferred Stock, $0.001 par value
Title of 12(b) Security	5.75% Series A Mandatory Convertible Preferred Stock, $0.001 par value
Trading Symbol	PARAP
Security Exchange Name	NASDAQ